Stockholders' Equity (Changes in Accumulated Other Comprehensive Income, Net of Tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ 4,436,690		¥ 3,647,157		¥ 3,135,422
Cumulative effect of ASU2016-01			(2,118)
Other comprehensive income before reclassifications	(48,774)		22,063		(2,983)
Amounts reclassified out of accumulated other comprehensive income	92,546	[1]	6,929	[1]	8,924
Net other comprehensive income	43,772		28,992		5,941
Less: Other comprehensive income attributable to noncontrolling interests	14,082		7,390		3,918
Ending Balance	4,789,535		4,436,690		3,647,157
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(610,670)		(616,746)		(618,769)
Cumulative effect of ASU2016-01			(15,526)
Ending Balance	(580,980)		(610,670)		(616,746)
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	135,035		126,191		126,635
Cumulative effect of ASU2016-01			(15,526)
Other comprehensive income before reclassifications	40,334		33,124		2,013
Amounts reclassified out of accumulated other comprehensive income	56	[1]	161	[1]	(943)
Net other comprehensive income	40,390		33,285		1,070
Less: Other comprehensive income attributable to noncontrolling interests	14,234		8,915		1,514
Ending Balance	161,191		135,035		126,191
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(310,457)		(296,444)		(308,736)
Other comprehensive income before reclassifications	(17,519)		(23,448)		1,779
Amounts reclassified out of accumulated other comprehensive income	92,490	[1]	9,488	[1]	10,611
Net other comprehensive income	74,971		(13,960)		12,390
Less: Other comprehensive income attributable to noncontrolling interests	34		53		98
Ending Balance	(235,520)		(310,457)		(296,444)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(435,229)		(445,251)		(436,610)
Other comprehensive income before reclassifications	(75,814)		10,071		(4,480)
Amounts reclassified out of accumulated other comprehensive income	(74)	[1]	(1,627)	[1]	(1,855)
Net other comprehensive income	(75,888)		8,444		(6,335)
Less: Other comprehensive income attributable to noncontrolling interests	(1,245)		(1,578)		2,306
Ending Balance	(509,872)		(435,229)		(445,251)
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(19)		(1,242)		(58)
Other comprehensive income before reclassifications	1,193		2,316		(2,295)
Amounts reclassified out of accumulated other comprehensive income	74	[1]	(1,093)	[1]	1,111
Net other comprehensive income	1,267		1,223		(1,184)
Ending Balance	1,248		¥ (19)		¥ (1,242)
Debt valuation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income before reclassifications	3,032
Net other comprehensive income	3,032
Less: Other comprehensive income attributable to noncontrolling interests	1,059
Ending Balance	¥ 1,973

[1]	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.